Fair Value Measurements - Purchases, Sales, Issuances and Settlements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	$ 699	$ 68
Sales	(68)	(55)
Issuances	215	261
Settlements	(292)	(246)
Total	554	28
Funds withheld payable under reinsurance treaties
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	0	0
Sales	0	0
Issuances	(222)	(468)
Settlements	308	454
Total	86	(14)
Debt securities | Corporate securities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	15	11
Sales	(3)	(1)
Issuances	0	0
Settlements	0	0
Total	12	10
Equity securities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	7	2
Sales	(4)	(8)
Issuances	0	0
Settlements	0	0
Total	3	(6)
Mortgage loans, at fair value under the fair value option
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	632
Sales	(43)
Issuances	0
Settlements	0
Total	589
Limited partnerships
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	45	55
Sales	(18)	(46)
Issuances	0	0
Settlements	0	0
Total	27	9
Policy loans
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	0	0
Sales	0	0
Issuances	215	261
Settlements	(292)	(246)
Total	$ (77)	$ 15